CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Dividends, Per Share, Declared	$ 0.61	$ 0.94	$ 1.18